Long-term Borrowings, Capital Lease Obligations and License Agreements (Tables)	12 Months Ended
Dec. 31, 2017
Long-term Borrowings, Capital Lease Obligations and License Agreements
Summary of long-term debt

(in thousands)	2017	2016
3.800% Senior Notes due April 1, 2021 (5 year tranche), net of discount and debt issuance costs[1]	$745,000	743,625
4.800% Senior Notes due April 1, 2026 (10 year tranche), net of discount and debt issuance costs[1]	743,042	742,383
2.375% Senior Notes due June 1, 2018 (5 year tranche), net of discount and debt issuance costs[1]	549,532	548,615
3.750% Senior Notes due June 1, 2023 (10 year tranche), net of discount and debt issuance costs[1]	544,780	543,947
LIBOR + 1.500%, unsecured term facility, due February 23, 2021, with quarterly principal and interest payments, net of debt issuance costs	368,645	697,832
LIBOR + 1.300%, unsecured revolving loan, due February 23, 2021, with monthly interest payments on outstanding balances	200,000	70,000
1.380% note payable due December 31, 2017, with monthly interest and principal payments	-	13,853
Total debt	3,150,999	3,360,255
Less current portion	(559,050)	(48,040)
Noncurrent portion of long-term debt	$2,591,949	3,312,215

[1]

As of December 31, 2017 and 2016, the estimated fair values of the Company’s Senior Notes totaled $2.684 billion and $2.678 billion, respectively. The estimated fair values of the Company’s Senior Notes were based on quoted prices in an active market and are considered to be level 1 measurements.

Schedule of required annual principal payments on long-term debt

Required annual principal payments on long-term debt for the five years subsequent to December 31, 2017 are summarized as follows:

(in thousands)
2018	$560,000
2019	40,000
2020	40,000
2021	1,230,000
2022	-

Schedule of capital lease obligations and license agreements

(in thousands)	2017	2016
Capital lease obligations	$37,950	3,748
License agreements	4,865	-
Total capital lease obligations and license agreements	42,815	3,748
Less current portion	(6,762)	(2,687)
Noncurrent portion of capital leases and license agreements	$36,053	1,061

Schedule of future minimum lease payments under capital leases and license agreements

The future minimum lease payments under capital leases and license agreements as of December 31, 2017 are summarized as follows:

(in thousands)	Capital Leases	License Agreements
2018	$6,652	1,449
2019	6,204	1,621
2020	6,127	1,275
2021	6,127	691
2022	6,095	39
Thereafter	11,484	-
Total minimum lease payments	42,689	5,075
Less amount representing interest	(4,739)	(210)
Principal minimum lease payments	$37,950	4,865